Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events
30. Subsequent events
(i) Strategic Technical Collaboration and Joint Sourcing Program with Volkswagen
On February 29, 2024, XPeng and Volkswagen entered into a Master Agreement on Platform and Software strategic technical collaboration (“Master Agreement”) to provide technical services for Volkswagen to develop two
B-class battery electric vehicles. As part of the Master Agreement, both parties also entered into a Joint Sourcing Program, targeting to jointly reduce the cost of the platform.
(ii) Issuance of Auto Leasing ABS
In March 2024, the Company, through its wholly owned subsidiary, completed the launch of an ABS amounting to RMB1,016,000 by issuing debt securities to investors.
(iii) End of Production of the P5
In the first quarter of 2024, the Company determined to cease the production of the P5 by the end of June 2024, which will result in a potentially material charge to the Group’s consolidated statement of comprehensive loss for the quarter ended March 31, 2024. Management is still assessing the financial impact as of the issuance date of the 2023 consolidated financial statements.